Cover	May 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	000-30542
Entity Registrant Name	Data443 Risk Mitigation, Inc.
Entity Central Index Key	0001068689
Entity Tax Identification Number	86-0914051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4000 Sancar Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	19
Local Phone Number	858-6542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false